Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Expenses:
General and administrative expenses	$ 2,510,314	$ 1,665,246	$ 9,490,540	$ 793,749
Total operating expenses	2,510,314	1,665,246	9,490,540	793,749
Loss from operations	(2,510,314)	(1,665,246)
Interest Expense			(994)
Total expense			(9,491,534)	(793,749)
Net loss before provision for income tax			(9,491,534)	(793,749)
Provision for income tax expense
Net Loss	$ (2,510,314)	$ (1,665,246)	$ (9,491,534)	$ (793,749)
Weighted average number of common shares outstanding-basic	11,477,831	9,785,056	9,785,056	6,788,997
Weighted average number of common shares outstanding- fully diluted	11,477,831	9,785,056	9,785,056	6,788,997
Net loss per share- basic	$ (0.22)	$ (0.17)	$ (0.97)	$ (0.12)
Net loss per share- fully diluted	$ (0.22)	$ (0.17)	$ (0.97)	$ (0.12)